Consolidated Statements of Operations and Comprehensive Loss	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 SGD ($) $ / shares shares	Dec. 31, 2021 SGD ($) $ / shares shares	Dec. 31, 2020 SGD ($) $ / shares shares
Operating revenues
Total operating revenues	$ 5,241,414	$ 7,025,592	$ 4,381,683	$ 3,338,674
Cost of revenues
Cost of revenue	(3,512,891)	(4,708,678)	(1,995,622)	(1,967,121)
Gross profit	1,728,523	2,316,914	2,386,061	1,371,553
Operating expenses
Technology and development expenses	(1,318,808)	(1,767,730)	(1,449,065)	(1,539,651)
Selling and marketing expense	(1,436,887)	(1,926,003)	(1,717,470)	(1,183,380)
General and administrative expense	(1,383,558)	(1,854,521)	(1,563,599)	(1,291,238)
Operating expenses	(4,139,253)	(5,548,254)	(4,730,134)	(4,014,269)
Operating income loss	(2,410,730)	(3,231,340)	(2,344,073)	(2,642,716)
Other income (expense):
Interest income	2,973	3,985	10,262	7,620
Interest expense	(29,209)	(39,152)	(49,926)	(30,364)
Government grants	185,069	248,067	492,404	565,979
Foreign exchange loss	(41,500)	(55,626)	(3,065)	(5,313)
Other income, net	19	25	1,123	7,035
Total other income, net	117,352	157,299	450,798	544,957
Loss before income tax	(2,293,378)	(3,074,041)	(1,893,275)	(2,097,759)
Income tax expense
NET LOSS	(2,293,378)	(3,074,041)	(1,893,275)	(2,097,759)
Less: Net loss attributable to non-controlling interest	(15,698)	(21,041)	(68,467)	(160,682)
Net loss attributable to OHMYHOMELTD	(2,277,680)	(3,053,000)	(1,824,808)	(1,937,077)
OTHER COMPREHENSIVE LOSS
Foreign currency translation adjustment	19,514	26,156	5,880	3,854
TOTAL COMPREHENSIVE LOSS	(2,273,864)	(3,047,885)	(1,887,395)	(2,093,905)
TOTAL COMPREHENSIVE LOSS	(2,273,864)	(3,047,885)	(1,887,395)	(2,093,905)
Less: Comprehensive loss attributable to non-controlling interests	(15,698)	(21,041)	(68,467)	(160,682)
COMPREHENSIVE LOSS ATTRIBUTABLE TO OHMYHOME LIMITED	$ (2,258,166)	$ (3,026,844)	$ (1,818,928)	$ (1,933,223)
Weighted average number of ordinary shares:
Weighted average shares, basic and diluted	16,250,000	16,250,000	16,250,000	16,250,000
Earnings per share - basic and diluted | (per share)	$ (0.14)	$ (0.19)	$ (0.12)	$ (0.13)
Brokerage Services [Member]
Operating revenues
Total operating revenues	$ 2,291,898	$ 3,072,060	$ 3,731,586	$ 2,901,479
Cost of revenues
Cost of revenue	(1,032,146)	(1,383,488)	(1,605,602)	(1,718,012)
Brokerage Services [Member] | Independent Third Parties [Member]
Operating revenues
Total operating revenues	2,289,734	3,069,160	3,475,750	2,875,529
Brokerage Services [Member] | Related Parties [Member]
Operating revenues
Total operating revenues	2,164	2,900	255,836	25,950
Emerging and Other Services [Member]
Operating revenues
Total operating revenues	2,949,516	3,953,532	650,097	437,195
Cost of revenues
Cost of revenue	(2,480,745)	(3,325,190)	(390,020)	(249,109)
Emerging and Other Services [Member] | Independent Third Parties [Member]
Operating revenues
Total operating revenues	723,944	970,376	650,097	437,195
Emerging and Other Services [Member] | Related Parties [Member]
Operating revenues
Total operating revenues	$ 2,225,572	$ 2,983,156